Employee benefit plans - Actuarial Assumptions (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Pension plans
Actuarial assumptions used to determine annual benefit expense
Weighted average discount rate	3.05%	3.40%	3.90%
Weighted average rate of compensation increases	2.50%	2.50%	2.30%
Weighted average expected long-term rate of return on plan assets	4.70%	4.75%	5.30%
Actuarial assumptions used to determine benefit obligations at end of year
Weighted average discount rate	3.65%	3.05%	3.40%
Weighted average rate of compensation increases	2.50%	2.40%	2.50%
Post- retirement medical benefit plan
Actuarial assumptions used to determine annual benefit expense
Weighted average discount rate	3.73%	4.37%	4.70%
Actuarial assumptions used to determine benefit obligations at end of year
Weighted average discount rate	4.40%	3.73%	4.37%
Post- retirement medical benefit plan | Minimum
Actuarial assumptions used to determine annual benefit expense
Weighted average annual medical cost increase rate	7.70%	7.80%	8.00%
Actuarial assumptions used to determine benefit obligations at end of year
Weighted average annual medical cost increase rate	7.50%	7.70%	7.80%
Post- retirement medical benefit plan | Maximum
Actuarial assumptions used to determine annual benefit expense
Weighted average annual medical cost increase rate	4.50%	4.50%	4.50%
Actuarial assumptions used to determine benefit obligations at end of year
Weighted average annual medical cost increase rate	4.50%	4.50%	4.50%